RELATED PARTY TRANSACTIONS - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Salaries and benefits	$ 3,059	$ 1,674
Contract completion bonus - interim CEO	171
Directors fees	531	478
Termination benefits		658
Share-based compensation	1,935	1,227
Key management personnel compensation	$ 5,696	$ 4,037